8. NOTE RECEIVABLE FROM IMPETRO RESOURCES LLC	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
8. NOTE RECEIVABLE FROM IMPETRO RESOURCES LLC

On March 4, 2010, ImPetro issued a $4,500,000 principal note to Giddings. The note had at an 18% interest rate, a maturity date of December 31, 2012, and was collateralized by virtually all of ImPetro’s assets. Additionally, Giddings was assigned a 40% membership interest in ImPetro. At the date of issuance, the fair value of the equity investment was bifurcated from the fair value of the note receivable, as required under GAAP, with $2,800,000 being assigned to the equity investment and $1,700,000 to the note receivable. The $2,800,000 has been recorded as discount to the note receivable and was being amortized using the effective interest method to interest income in the accompanying consolidated statements of operations through the Roll-up Date, at which time the Company acquired the remaining 60% of ImPetro. On the Roll-up Date, the carrying value of the equity investment, note receivable and the related interest receivable were removed upon consolidation of ImPetro, which approximated $5,995,000 in the aggregate. Interest income from the note receivable for the year ended December 31, 2011 was approximately $613,000.